Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits
Note 8 - Deposits

Deposits at December 31, 2011 and 2010 are detailed as follows:

2011	2010
(In Thousands)

Non-interest bearing accounts	$89,690	$77,209
Savings accounts	60,117	51,184
NOW accounts	28,245	22,621
Money market accounts	40,279	36,716
Time deposits	85,485	88,764

$303,816	$276,494

Interest bearing deposits include time deposits issued in denominations of $100,000 or more which amounted to $34,614,000 and $31,211,000 at December 31, 2011 and 2010 respectively.

Time deposits at December 31, 2011 had the following scheduled maturities (in thousands):

2012	$42,356
2013	17,654
2014	11,138
2015	8,654
2016	5,197
Thereafter	486

$85,485